Capital Structure Management (Details) - CAD ($) $ in Millions	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019
Capital Structure Management [Abstract]
Cash	$ (355)	$ (763)	$ (1,446)
Short-term borrowings	200	200	40
Long-term debt repayable at maturity	4,597	4,599
Lease Liabilities	1,245	1,270	$ 1,324
Share capital	4,199	4,602
Contributed surplus	27	27
Retained earnings	1,876	1,703
Total	$ 11,789	$ 11,638